UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04656
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Ellsworth Fund Ltd.
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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308
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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Ellsworth Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Portfolio of Investments
(unaudited)

June 30, 2010
	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES - 74.3%

Aerospace and Defense - 1.0%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)	$1,000,000	$976,250

Automotive - 1.2%
Titan International, Inc. 5.625%, due 2017 cv. sr. sub. notes (NR) (1)	1,000,000	1,188,750

Computer Hardware - 3.1%
EMC Corp. 1.75%, due 2013 cv. sr. notes (A-)	1,900,000	2,415,375
NETAPP, Inc. 1.75%, due 2013 cv. sr. notes (NR)	500,000	645,000
		3,060,375
Computer Software - 8.8%
Blackboard Inc. 3.25%, due 2027 cv. sr. notes (BB-)	1,500,000	1,492,500
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)	1,000,000	1,126,250
Microsoft Corp. 0%, due 2013 cv. sr. notes (AAA) (2)	500,000	495,625
Nuance Communications Inc. 2.75%, due 2027 cv. sr. deb. (B-)	2,000,000	2,100,000
Rovi Corp. 2.625%, due 2040 cv. sr. notes (NR) (1)	1,000,000	1,022,500
Salesforce.com, Inc. 0.75%, due 2015 cv. sr. notes (NR) (1)	750,000	870,938
Sybase, Inc. 3.5%, due 2029 cv. sr. notes (NR)	1,000,000	1,475,000
		8,582,813
Construction Material - 1.0%
CEMEX, S.A.B. de C.V. 4.875%, due 2015 cv. sub. notes (NR) (exchangeable for ADS representing common shares) (1)	1,000,000	993,750

Consumer Goods - 0.9%
Regis Corp. 5%, due 2014 cv. sr. notes (NR)	750,000	907,500

Containers - 0.9%
Owens-Brockway Glass Container, Inc. 3%, due 2015 exch. sr. notes (NR) (1)	1,000,000	923,750

Data Processing - 1.0%
CSG Systems International, Inc. 3%, due 2017 cv. sr. sub. notes (NR) (1)	1,000,000	972,500

Energy - 7.7%
Covanta Holding Corp. 1%, due 2027 cv. sr. deb. (Ba3) (3)	2,000,000	1,865,000
Goodrich Petroleum Corp. 5%, due 2029 cv. sr. notes (NR)	1,000,000	800,000
McMoRan Exploration Co. 5.25%, due 2011 cv. sr. notes (NR)	1,090,000	1,166,300
Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (NR)	800,000	1,090,000
SunPower Corp. 1.25%, due 2027 cv. sr. deb. (NR)	1,500,000	1,290,000
SunPower Corp. 4.5%, due 2015 sr. cash cv. deb. (NR) (1)	750,000	581,250
Trina Solar Ltd. 4%, due 2013 cv. sr. notes (NR) (exchangeable for ADS representing common shares)	500,000	616,875
Verenium Corp. 9%, due 2027 cv. sr. secured notes (NR)	337,000	132,273
		7,541,698
Financial Services - 5.9%
Coinstar, Inc. 4%, due 2014 cv. sr. notes (BB)	750,000	960,938
Old Republic International Corp. 8%, due 2012 cv. sr. notes (Baa1)	1,500,000	1,788,750
Euronet Worldwide, Inc. 3.5%, due 2025 cv. deb. (B+) (3)	1,250,000	1,168,750
Knight Capital Group, Inc. 3.5%, due 2015 cash cv. sr. sub. notes (NR) (1)	1,000,000	911,300
National Financial Partners Corp. 4% due 2017 cv. sr. notes (NR)	1,000,000	950,000
		5,779,738

Ellsworth Fund Ltd. - Portfolio of Investments
(continued)

June 30, 2010
	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Foods - 0.9%
Central European Distribution Corp. 3%, due 2013 cv. sr. notes (B-)	$1,000,000	$838,750

Healthcare - 9.8%
Charles River Laboratories Int'l, Inc. 2.25%, due 2013 cv sr notes (BB+)	1,000,000	961,250
China Medical Technologies, Inc. 4%, due 2013 cv. sr. sub. notes (NR) (exchangeable for ADS representing common stock)	1,500,000	993,750
Greatbatch, Inc. 2.25%, due 2013 cv. sub. deb. (NR) (3)	1,500,000	1,351,875
Integra LifeSciences Holdings, 2.375%, due 2012 cv. sr. notes (NR)	1,067,000	1,012,316
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B+)	1,500,000	1,451,250
LifePoint Hospitals Inc. 3.5%, due 2014 cv. sub. notes (B)	1,000,000	928,750
Millipore Corp. 3.75%, due 2026 cv. sr. notes (BB-) (3)	750,000	940,313
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B3) (3)	850,000	707,625
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)	1,250,000	1,253,125
		9,600,254
Metals and Mining - 2.3%
Jaguar Mining, Inc. 4.5%, due 2014 cv. sr. notes (NR)	1,000,000	958,750
Kaiser Aluminum Corp. 4.5%, due 2015 cash cv. sr. notes (NR) (1)	1,000,000	952,800
United States Steel Corp. 4%, due 2014 cv. sr. notes (Ba2)	250,000	350,938
		2,262,488
Multi-Industry - 1.5%
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)	1,500,000	1,456,875

Pharmaceuticals - 6.9%
Amylin Pharmaceutical, Inc. 3%, due 2014 cv. sr. notes (NR)	1,000,000	851,250
Cephalon, Inc. 2.5%, due 2014 cv. sr. sub. notes (NR)	1,000,000	1,055,000
Endo Pharmaceuticals Holdings, Inc. 1.75%, due 2015 cv. sr. sub. notes (NR)	1,000,000	950,000
Mylan Laboratories, Inc. 1.25%, due 2012 cv. sr. notes (BB-) (convertible into Mylan Inc. common stock)	1,500,000	1,500,000
Onyx Pharmaceuticals, Inc. 4%, due 2016 cv. sr. notes (NR)	750,000	698,438
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (A3) (exchangeable for Teva Pharmaceutical Industries Ltd. ADR)	1,500,000	1,725,000
		6,779,688
Real Estate - 2.8%
Annaly Capital Management, Inc. 4%, due 2015 cv. sr. notes (NR)	1,250,000	1,287,500
Corporate Office Properties, L.P. 4.25% due 2030 exch. sr. notes (NR) (1)	500,000	478,750
Lexington Realty Trust 6%, due 2030 cv. guaranteed notes (NR) (1)	1,000,000	995,000
		2,761,250

Semiconductors - 2.3%
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (3)	1,500,000	1,432,500
Intel Corp. 3.25%, due 2039 jr. sub. cv. deb. (A-)	500,000	565,625
Xilinx, Inc. 2.625%, due 2017 cv. sr. notes (NR) (1)	250,000	254,375
		2,252,500

Ellsworth Fund Ltd. - Portfolio of Investments
(continued)

June 30, 2010
	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Telecommunications - 12.9%
ADC Telecommunications Inc. 3.5%, due 2015 cv. sub. deb. (NR)	$1,575,000	$1,291,500
Anixter International Inc. 1%, due 2013 cv. sr. notes (BB-)	1,500,000	1,370,625
CommScope, Inc. 3.25%, due 2015 cv. sr. sub. notes (B)	1,000,000	1,093,750
Comtech Telecommunications Corp. 3%, due 2029 cv. sr. notes (NR)	1,000,000	1,035,000
Equinix, Inc. 2.5%, due 2012 cv. sub. notes (B-)	1,200,000	1,213,500
Equinix, Inc. 4.75%, due 2016 cv. sub. notes (B-)	1,015,000	1,205,313
Finisar Corp. 5%, due 2029 cv. sr. notes (NR)	500,000	775,000
NII Holdings, Inc. 2.75%, due 2025 cv. notes (B-)	1,000,000	1,003,750
SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)	2,000,000	1,890,000
SBA Communications Corp. 4%, due 2014 cv. sr. notes (NR)	1,000,000	1,282,500
SBA Communications Corp. 1.875%, due 2013 cv. sr. notes (NR)	500,000	505,000
		12,665,938
Transportation - 1.7%
DryShips Inc. 5%, due 2014 cv. sr. notes (NR)	1,000,000	741,250
ExpressJet Holdings, Inc. 11.25%, due 2023 cv. notes (NR)	900,000	912,375
		1,653,625
Travel and Leisure - 1.5%
MGM Mirage 4.25%, due 2015 cv. sr. notes (Caa1) (1)	1,000,000	796,250
Morgans Hotel Group 2.375%, due 2014 cv. sr. sub. notes (NR)	1,000,000	720,000
		1,516,250

TOTAL CONVERTIBLE BONDS AND NOTES		72,714,742

CORPORATE BONDS AND NOTES - 0.4%

Finance - 0.4%
Lehman Brothers Holdings Inc. 6%, due 2010 medium-term notes (NR) (4)	50,000	193,500
Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (NR) (4)	1,500,000	232,500
		426,000

TOTAL CORPORATE BONDS AND NOTES		426,000

	Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS - 8.7%

Banking/Savings and Loan - 3.7%
Bank of America Corp. 7.25% non-cum. perpetual cv. pfd., series L (Ba3)	1,000	908,000
New York Community Bancorp, Inc. 6% BONUSES units (Baa2)	24,000	1,104,000
Wells Fargo Corp. 7.5% perpetual cv. pfd., series L (Ba1)	1,750	1,629,250
		3,641,250

Ellsworth Fund Ltd. - Portfolio of Investments
(continued)

June 30, 2010
	Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS - continued

Energy - 3.2%
ATP Oil & Gas Corp. 8% perpetual cv. pfd. (NR) (1)	7,500	$460,313
Chesapeake Energy Corp. 5% cum. cv. pfd. (B)	5,000	408,500
Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B)	16,360	1,333,340
Whiting Petroleum Corp. 6.25% perpetual cv. pfd. (B)	5,000	968,450
		3,170,603
Foods - 1.0%
Bunge Limited 4.875% cum. perpetual cv. pfd. (Ba1)	12,500	990,625

Retail - 0.8%
Amerivon Holdings LLC series A cv. pfd. units (NR) (Acquired 04/01/10; Cost $1,500,000) (1,5,6)	562,695	750,000

TOTAL CONVERTIBLE PREFERRED STOCKS		8,552,478

MANDATORY CONVERTIBLE SECURITIES - 7.1% (7)

Energy - 2.3%
Great Plains Energy, Inc. 12%, due 06/15/12 equity units (NR) (2)	20,000	1,195,000
Merrill Lynch & Co., Inc. 5.40%, due 09/27/10 PRIDES (A+) (linked to the performance of ConocoPhillips common stock)	2,000	1,100,410
		2,295,410
Finance - 1.2%
Citigroup, Inc. T-DECS 7.5%, due 12/15/12 (NR)	10,000	1,129,900

Foods - 1.4%
2009 Dole Food ACES Trust 7%, due 11/1/2012 (NR)
(exchangeable for Dole Food Company, Inc. common stock) (1)	130,000	1,409,694

Home Building - 0.3%
Beazer Homes USA, Inc. tangible equity units 7.25%, due 8/15/2013 (NR)	17,500	321,125

Metals and Mining - 1.8%
Vale Capital II 6.75%, due 06/15/12 mandatory cv. notes (BBBH) (exchangeable for ADS representing Vale S.A. common stock)	19,200	1,348,800
Vale Capital II 6.75%, due 06/15/12 mandatory cv. notes (BBBH) (exchangeable for ADS representing Vale S.A. preferred A shares)	6,500	457,145
		1,805,945

TOTAL MANDATORY CONVERTIBLE SECURITIES (7)		6,962,074

COMMON STOCKS - 3.7%

Media and Entertainment - 1.0%
The Walt Disney Company	30,000	945,000

Pharmaceuticals - 0.8%
Merck & Co.	23,651	827,075

Ellsworth Fund Ltd. - Portfolio of Investments
(continued)

June 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - continued

Telecommunications - 1.9%
AT&T, Inc.	40,000	$967,600
Verizon Communications, Inc.	32,000	896,640
		1,864,240

TOTAL COMMON STOCKS		3,636,315

Total Convertible Bonds and Notes - 74.3%		$72,714,742
Total Corporate Bonds and Notes - 0.4%		426,000
Total Convertible Preferred Stocks - 8.8%		8,552,478
Total Mandatory Convertible Securities - 7.1%		6,962,074
Total Common Stocks - 3.7%		3,636,315
Total Investments - 94.3%		92,291,609

Other assets and liabilities, net - 5.7%		5,583,246
Total Net Assets - 100.0%		$97,874,855

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2010 was $13,561,920 which represented 13.9% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $750,000 at June 30, 2010, which represented 0.8% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. As of June 30, 2010, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC units containing series A cv. pfd. shares and common equity units, acquired April 1, 2010.

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations
ACES - Automatic Common Exchange Securities.
ADR - American Depositary Receipts.
ADS - American Depositary Shares.
BONUSES - Bifurcated Option Note Unit Securities.
PRIDES - Preferred Redeemable Increased Dividend Equity Securities.
T-DECS - Tangible Dividend Enhanced Common Stock.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AAA	1%
AA	0%
A	8%
BBB	5%
BB	15%
B	17%
CCC & below	1%
Not Rated	53%

* Excludes equity securities and cash.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (unaudited)

Ellsworth Fund Ltd. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price an asset or liability based on the best available information.

The following is a summary of the inputs used to value the net assets of the Fund as of June 30, 2010:

	Level 1		Level 2		Level 3

Investments in Securities:
Common Stocks:
Media and Entertainment	$945,000	$	---	$	---
Pharmaceuticals	827,075		---		---
Telecommunications	1,864,240		---		---
Total Common Stocks	3,636,315		---		---

Convertible Bonds and Notes	---		72,714,742		---
Convertible Preferred Stocks	---		7,802,478		750,000
Mandatory Convertible Securities	---		6,962,074		---
Corporate Bonds and Notes	---		426,000		---
Total Investments	$3,636,315		$87,905,294		$750,000

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (continued)

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

		Convertible Bonds and Notes		Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$	---	$	---	$750,000	$750,000

Change in unrealized appreciation (depreciation)		---		---	---	---

Net transfers in/out of level 3		---		---	---	---

Ending balance	$	---	$	---	$750,000	$750,000

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Note 2. Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to approximately 4 cents per share for the nine months ended June 30, 2010. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At June 30, 2010 there were unrealized losses of approximately 9 cents per share on contingent payment debt instruments.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows:

Cost basis of investments	$96,735,360

Gross unrealized appreciation	6,181,179
Gross unrealized depreciation	(10,624,930)

Net unrealized depreciation	$(4,443,751)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act, (17 CFR 270.30a-3(c))) are effective as of August 26, 2010 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
     Thomas H. Dinsmore
     Chairman of the Board and
     Chief Executive Officer
     (Principal Executive Officer)

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
     Thomas H. Dinsmore
     Chairman of the Board and
     Chief Executive Officer
     (Principal Executive Officer)

Date: August 26, 2010

By: /s/Gary I. Levine
     Gary I. Levine
     Chief Financial Officer
     (Principal Financial Officer)

Date: August 26, 2010